Oct. 07, 2019
SA Oppenheimer Main Street Large Cap Portfolio
SA Oppenheimer Main Street Large Cap Portfolio

SUNAMERICA SERIES TRUST

SA Oppenheimer Main Street Large Cap Portfolio

(the “Portfolio”)

Supplement dated October 7, 2019 to the Portfolio’s Summary Prospectus and Prospectus,

each dated May 1, 2019, as supplemented and amended to date

At a meeting held on October 3, 2019, the Board of Trustees (the “Board”) of SunAmerica Series Trust approved certain changes to the Portfolio’s 80% investment policy. It is currently anticipated these changes will become effective on or about December 6, 2019 (the “Effective Date”).

On the Effective Date, the following changes to the Summary Prospectus and Prospectus will become effective:

The first paragraph in the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies of the Portfolio” is deleted in its entirety and replaced with the following paragraph:

The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in large capitalization companies. Large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Index (the “Index”). As of August 31, 2019, the median market capitalization of a company in the Index was approximately $10.1 billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $224.1 billion. The Portfolio intends to invest in equity investments selected for their potential to achieve capital appreciation over the long-term. The Portfolio generally invests in common stocks of U.S. companies and may invest in companies of any market capitalization range. Other types of equity securities in which the Portfolio may invest include preferred stocks, warrants and rights. The Portfolio may also invest in foreign investments, including emerging markets.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Summary Prospectus or Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.